Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

June 30, 2020

F05-QTLY-0820
1.818352.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.16% 8/27/20 to 9/3/20 (a)
(Cost $369,902)	370,000	369,913
	Shares	Value

Domestic Equity Funds - 12.5%
Fidelity Series All-Sector Equity Fund (b)	398,031	$3,848,963
Fidelity Series Blue Chip Growth Fund (b)	416,745	7,472,242
Fidelity Series Commodity Strategy Fund (b)	6,612,439	25,391,768
Fidelity Series Growth Company Fund (b)	788,165	17,513,035
Fidelity Series Intrinsic Opportunities Fund (b)	1,029,880	15,437,897
Fidelity Series Large Cap Stock Fund (b)	934,501	13,148,427
Fidelity Series Large Cap Value Index Fund (b)	470,819	5,174,306
Fidelity Series Opportunistic Insights Fund (b)	455,686	8,776,513
Fidelity Series Small Cap Discovery Fund (b)	186,081	1,832,896
Fidelity Series Small Cap Opportunities Fund (b)	441,841	5,403,714
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,217,689	12,663,970
Fidelity Series Value Discovery Fund (b)	811,911	9,499,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $106,156,640)		126,163,085

International Equity Funds - 14.6%
Fidelity Series Canada Fund (b)	663,896	6,333,564
Fidelity Series Emerging Markets Fund (b)	877,679	7,504,155
Fidelity Series Emerging Markets Opportunities Fund (b)	3,599,542	69,003,216
Fidelity Series International Growth Fund (b)	1,143,880	19,606,111
Fidelity Series International Small Cap Fund (b)	351,302	5,613,812
Fidelity Series International Value Fund (b)	2,331,712	19,609,697
Fidelity Series Overseas Fund (b)	1,892,717	19,532,839
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $126,592,641)		147,203,394

Bond Funds - 51.6%
Fidelity Series Emerging Markets Debt Fund (b)	739,091	6,629,650
Fidelity Series Floating Rate High Income Fund (b)	182,726	1,575,101
Fidelity Series High Income Fund (b)	783,543	6,918,686
Fidelity Series Inflation-Protected Bond Index Fund (b)	10,556,979	110,320,434
Fidelity Series International Credit Fund (b)	57,362	587,389
Fidelity Series Investment Grade Bond Fund (b)	30,309,580	367,655,200
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,160,722	22,449,899
Fidelity Series Real Estate Income Fund (b)	454,808	4,393,446
TOTAL BOND FUNDS
(Cost $487,588,868)		520,529,805

Short-Term Funds - 21.3%
Fidelity Cash Central Fund 0.12% (c)	2,960,105	2,960,697
Fidelity Series Government Money Market Fund 0.25% (b)(d)	171,119,097	171,119,097
Fidelity Series Short-Term Credit Fund (b)	4,042,920	41,318,644
TOTAL SHORT-TERM FUNDS
(Cost $214,442,649)		215,398,438
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $935,150,700)		1,009,664,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,249
NET ASSETS - 100%		$1,009,667,884

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Sept. 2020	$444,600	$4,958	$4,958
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	15	Sept. 2020	739,275	(566)	(566)
TOTAL FUTURES CONTRACTS					$4,392

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $222,945.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,150
Total	$1,150

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$3,341,429	$81,408	$332,725	$--	$(59,722)	$818,573	$3,848,963
Fidelity Series Blue Chip Growth Fund	5,848,737	145,919	698,375	--	200,106	1,975,855	7,472,242
Fidelity Series Canada Fund	4,425,852	1,320,581	263,167	--	(53,298)	903,596	6,333,564
Fidelity Series Commodity Strategy Fund	31,075,670	527,289	7,422,407	--	(4,065,798)	5,277,014	25,391,768
Fidelity Series Emerging Markets Debt Fund	5,874,966	233,447	145,031	89,037	3,749	662,519	6,629,650
Fidelity Series Emerging Markets Fund	4,422,703	2,155,504	106,831	--	(3,271)	1,036,050	7,504,155
Fidelity Series Emerging Markets Opportunities Fund	41,341,535	18,411,559	2,030,565	--	(78,904)	11,359,591	69,003,216
Fidelity Series Floating Rate High Income Fund	1,452,141	53,106	35,088	18,168	(1,289)	106,231	1,575,101
Fidelity Series Government Money Market Fund 0.25%	175,058,964	15,634,120	19,573,987	122,548	--	--	171,119,097
Fidelity Series Growth Company Fund	12,367,976	308,721	296,390	--	15,057	5,117,671	17,513,035
Fidelity Series High Income Fund	6,364,947	272,315	175,441	97,626	48	456,817	6,918,686
Fidelity Series Inflation-Protected Bond Index Fund	104,045,608	6,378,739	3,914,248	59,285	12,512	3,797,823	110,320,434
Fidelity Series International Credit Fund	544,319	4,043	--	4,043	--	35,717	587,389
Fidelity Series International Growth Fund	24,530,106	404,468	9,284,098	--	2,885,520	1,070,115	19,606,111
Fidelity Series International Small Cap Fund	5,821,515	130,267	1,385,744	--	161,578	886,196	5,613,812
Fidelity Series International Value Fund	20,154,683	675,785	4,529,376	--	(866,374)	4,174,979	19,609,697
Fidelity Series Intrinsic Opportunities Fund	12,720,680	755,034	331,614	--	18,063	2,275,734	15,437,897
Fidelity Series Investment Grade Bond Fund	347,158,396	17,059,994	14,417,017	2,482,275	(27,606)	17,881,433	367,655,200
Fidelity Series Large Cap Stock Fund	11,191,527	303,326	290,387	--	8,554	1,935,407	13,148,427
Fidelity Series Large Cap Value Index Fund	3,132,969	1,867,672	104,272	--	(910)	278,847	5,174,306
Fidelity Series Long-Term Treasury Bond Index Fund	23,764,173	1,787,130	2,516,390	494,624	432,543	(1,017,557)	22,449,899
Fidelity Series Opportunistic Insights Fund	6,975,934	164,257	157,341	--	6,545	1,787,118	8,776,513
Fidelity Series Overseas Fund	18,649,964	2,392,062	5,275,535	--	(550,743)	4,317,091	19,532,839
Fidelity Series Real Estate Income Fund	3,778,313	168,904	109,942	59,433	133	556,038	4,393,446
Fidelity Series Short-Term Credit Fund	39,788,012	405,238	243,800	238,750	(1,721)	1,370,915	41,318,644
Fidelity Series Small Cap Discovery Fund	1,388,092	43,668	36,678	4,992	3,182	434,632	1,832,896
Fidelity Series Small Cap Opportunities Fund	4,596,747	124,692	230,417	--	(11,188)	923,880	5,403,714
Fidelity Series Stock Selector Large Cap Value Fund	8,517,312	3,392,591	281,466	--	(9,352)	1,044,885	12,663,970
Fidelity Series Value Discovery Fund	6,051,852	2,708,083	150,921	--	4,216	886,124	9,499,354
	$934,385,122	$77,909,922	$74,339,253	$3,670,781	$(1,978,370)	$70,353,294	$1,006,334,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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